Leases (Tables)	6 Months Ended
Jun. 30, 2022
Lessee Disclosure [Abstract]
Summary of Components of Operating Lease Expense
The components of lease expense are as follows (in thousands):

	Six Months Ended June 30,
	2022	2021
Operating lease expenses R&D
Operating lease costs	$1,113	$622
Variable lease costs (1)	451	503
Operating lease expenses G&A
Operating lease costs	250	117
Variable lease costs (1)	101	95

Total operating lease expense	$1,915	$1,337

(1)	Includes short-term lease costs which are immaterial.